Shareholder's contribution (Tables)	9 Months Ended
Sep. 30, 2025
Equity [abstract]
Schedule of Share Capital

	Number of shares (thousands)	Share capital and share premium
At January 1, 2024	111,382	910,883
Employee share options exercised (Note 22)	—	115
Restricted shares vested	—	7,540
Purchase of own shares	—	(49,626)
Dividends to shareholders	—	(35,000)
At September 30,2024 (unaudited)	111,382	833,912

At January 1, 2025	111,382	826,472
Reduction of issued share capital of the Company	(6,000)	(9,000)
Employee share options exercised (Note 22)	—	52
Restricted share vested	—	20,311
Purchase of own shares	—	(8,623)
Dividends to shareholders	—	(35,000)
At September 30,2025 (unaudited)	105,382	794,212